Related Party Transactions - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 21, 2020
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000
Borrowing under Working Capital Loans	$ 0	0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 300,000
Outstanding balance of related party note			$ 130,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	10,000	10,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000
Price of warrant	$ 1.50	$ 1.50
Borrowing under Working Capital Loans	$ 0	$ 0